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                                      BISYS
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


                                 October 8, 2004



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


                  Re:      LEADER Mutual Funds (the "Trust")
                           (File Nos. 33-78408 and 811-8494)

Ladies and Gentlemen:

         Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to the Securities Exchange Act of 1934, as amended, and Regulation 14a thereunder, is a preliminary proxy statement with respect to the series of the LEADER Mutual Funds.

         The proxy statement includes proposals requesting shareholder approval of the following:

      1. A new investment advisory agreement between the Trust and Morgan Asset Management, Inc. A new investment advisory agreement is necessary due to the automatic termination of the agreement between the Trust and Union Planters Investment Advisors, Inc. ("UPIA") due to the change in control of UPIA's parent company Union Planters Corporation.

      2. An Agreement and Plan of Reorganization between the Trust, on behalf of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, each a series of the Trust, and Regions Morgan Keegan Select Funds (the "Acquiring Trust"), on behalf of corresponding newly-created series of the Acquiring Trust;

      3. An Agreement and Plan of Reorganization between the Trust, on behalf of LEADER Short-Term Bond Fund, a series of the Trust, and Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation"), on behalf of a corresponding newly-created series of the Acquiring Corporation.
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Securities and Exchange Commission
October 8, 2004
Page 2

         If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 824-1229.

                                     Sincerely,

                                     /s/ Charles J. Daly

                                     Charles J. Daly
                                     Counsel

cc:   Timothy S. Engelbrecht
      Thomas R. Hiller
      R. Jeffrey Young